Segment And Geographic Information (Schedule Of Other Significant Items) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 1,827,998	¥ 1,880,293	¥ 1,899,245
Capital investments for segment assets	1,817,523	1,892,763	1,969,975
Point program expenses	77,843	79,034	81,773
Impairment of long-lived assets	38,739	5,738	5,416
Goodwill impairment losses	3,464		30,323
Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Goodwill impairment losses	3,464		23,042
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	1,823,213	1,874,545	1,893,625
Operating Segments | Regional Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	734,518	751,906	794,246
Capital investments for segment assets	666,164	722,829	786,004
Point program expenses	8,803	7,713	5,801
Impairment of long-lived assets	1,640	36	347
Operating Segments | Long Distance And International Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	162,610	149,734	142,309
Capital investments for segment assets	198,112	168,413	147,503
Point program expenses	1,335	484	1,321
Impairment of long-lived assets	1,732	279	648
Goodwill impairment losses	3,464		23,042
Operating Segments | Mobile Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	663,344	719,132	701,658
Capital investments for segment assets	661,765	703,124	753,660
Point program expenses	67,705	70,837	74,651
Impairment of long-lived assets	30,161		1,851
Goodwill impairment losses			7,281
Operating Segments | Data Communications Business
Segment Reporting Information [Line Items]
Depreciation and amortization	148,927	135,358	137,961
Capital investments for segment assets	140,900	147,725	122,113
Impairment of long-lived assets	2,358	3,526	1,719
Operating Segments | Other
Segment Reporting Information [Line Items]
Depreciation and amortization	113,814	118,415	117,451
Capital investments for segment assets	150,582	150,672	160,695
Impairment of long-lived assets	2,848	1,897	851
Consolidation, Eliminations
Segment Reporting Information [Line Items]
Depreciation and amortization	¥ 4,785	¥ 5,748	¥ 5,620